Additional disclosures to financial instruments (Details) € in Thousands	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item
Financial instruments
Financial liabilities	€ 27,820	€ 27,084
Level Three
Financial instruments
Financial assets, at fair value		5
Total liabilities
Financial instruments
Financial liabilities	30,414	29,040
Current liabilities.
Financial instruments
Financial liabilities	17,476	21,726
Trade payables
Financial instruments
Financial liabilities	2,594	1,956
Current financial liabilities.
Financial instruments
Financial liabilities	14,882	19,770
Financial liabilities, at fair value	15,362	25,666
Current financial liabilities. | Level Two
Financial instruments
Financial liabilities, at fair value		808
Current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	15,362	24,858
Derivative financial instruments.
Financial instruments
Financial liabilities		808
Financial liabilities, at fair value		808
Derivative financial instruments. | Level Two
Financial instruments
Financial liabilities, at fair value		808
Long term debt
Financial instruments
Financial liabilities	14,285	18,650
Financial liabilities, at fair value	15,362	24,858
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	15,362	24,858
Lease liability
Financial instruments
Financial liabilities	597	312
Non-current liabilities.
Financial instruments
Financial liabilities	12,938	7,314
Non-current financial liabilities.
Financial instruments
Financial assets		7,314
Financial liabilities	12,938
Financial liabilities, at fair value	14,342	4,203
Non-current financial liabilities. | Level Two
Financial instruments
Financial liabilities, at fair value	516
Non-current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	13,826	4,203
Non-current derivative financial instruments
Financial instruments
Financial liabilities	516
Financial liabilities, at fair value	516
Non-current derivative financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value	516
Non-current long term debt
Financial instruments
Financial liabilities	9,793	4,502
Financial liabilities, at fair value	13,826	4,203
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	13,826	4,203
Non-current lease liability
Financial instruments
Financial liabilities	2,613	2,812
Non Current Security Deposits
Financial instruments
Financial liabilities	16
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	26,672	25,108
Financial liabilities measured at amortized cost | Current liabilities.
Financial instruments
Financial liabilities	16,879	20,606
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	2,594	1,956
Financial liabilities measured at amortized cost | Current financial liabilities.
Financial instruments
Financial liabilities	14,285	18,650
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities	14,285	18,650
Financial liabilities measured at amortized cost | Non-current liabilities.
Financial instruments
Financial liabilities	9,793	4,502
Financial liabilities measured at amortized cost | Non-current financial liabilities.
Financial instruments
Financial liabilities	9,793	4,502
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	9,793	4,502
Total assets
Financial instruments
Financial assets	31,660	15,360
Current assets.
Financial instruments
Financial assets	31,656	15,355
Cash and cash equivalents.
Financial instruments
Financial assets	7,027	5,324
Current financial assets.
Financial instruments
Financial assets	18,522	5,351
Financial assets, at fair value	13,525	5,351
Current financial assets. | Level One
Financial instruments
Financial assets, at fair value	10,699	2,984
Current financial assets. | Level Two
Financial instruments
Financial assets, at fair value	2,826	2,367
Bond funds
Financial instruments
Financial assets	10,699	984
Financial assets, at fair value	€ 10,699	€ 984
Number of bond fund instruments held | item	3	2
Bond funds | Level One
Financial instruments
Financial assets, at fair value	€ 10,699	€ 984
Bond funds (restricted)
Financial instruments
Financial assets		2,000
Financial assets, at fair value		2,000
Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value		2,000
Term deposit
Financial instruments
Financial assets	2,655
Derivative financial instruments
Financial instruments
Financial assets	2,826	2,367
Financial assets, at fair value	2,826	2,367
Derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	2,826	2,367
Restricted cash
Financial instruments
Financial assets	2,342
Trade receivables, net
Financial instruments
Financial assets	6,107	4,680
Non-current assets.
Financial instruments
Financial assets	4	5
Non-current financial assets.
Financial instruments
Financial assets	4	5
Financial assets, at fair value	4	5
Non-current financial assets. | Level One
Financial instruments
Financial assets, at fair value	4
Non-current financial assets. | Level Three
Financial instruments
Financial assets, at fair value		5
Non-current equity securities
Financial instruments
Financial assets	4	5
Financial assets, at fair value	4	5
Non-current equity securities | Level One
Financial instruments
Financial assets, at fair value	4
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value		5
FVTPL | Total liabilities
Financial instruments
Financial liabilities	516	808
FVTPL | Current liabilities.
Financial instruments
Financial liabilities		808
FVTPL | Current financial liabilities.
Financial instruments
Financial liabilities		808
FVTPL | Derivative financial instruments.
Financial instruments
Financial liabilities		808
FVTPL | Non-current liabilities.
Financial instruments
Financial liabilities	516
FVTPL | Non-current financial liabilities.
Financial instruments
Financial liabilities	516
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial liabilities	516
FVTPL | Total assets
Financial instruments
Financial assets	13,525	5,351
FVTPL | Current assets.
Financial instruments
Financial assets	13,525	5,351
FVTPL | Current financial assets.
Financial instruments
Financial assets	13,525	5,351
FVTPL | Bond funds
Financial instruments
Financial assets	10,699	984
FVTPL | Bond funds (restricted)
Financial instruments
Financial assets		2,000
FVTPL | Derivative financial instruments
Financial instruments
Financial assets	2,826	2,367
FVOCI | Total assets
Financial instruments
Financial assets	4	5
FVOCI | Non-current assets.
Financial instruments
Financial assets	4	5
FVOCI | Non-current financial assets.
Financial instruments
Financial assets	4	5
FVOCI | Non-current equity securities
Financial instruments
Financial assets	4	5
Assets at amortized cost | Total assets
Financial instruments
Financial assets	18,131	20,008
Assets at amortized cost | Current assets.
Financial instruments
Financial assets	18,131	10,004
Assets at amortized cost | Cash and cash equivalents.
Financial instruments
Financial assets	7,027	5,324
Assets at amortized cost | Current financial assets.
Financial instruments
Financial assets	4,997
Assets at amortized cost | Term deposit
Financial instruments
Financial assets	2,655
Assets at amortized cost | Restricted cash
Financial instruments
Financial assets	2,342
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	6,107	4,680
Fair value
Financial instruments
Financial assets	18,526	5,356
Fair value | Bond funds
Financial instruments
Financial assets	10,699	2,984
Fair value | Bond funds (restricted)
Financial instruments
Financial assets	0	2,000
Fair value | Term deposit
Financial instruments
Financial assets	2,655
Fair value | Derivative financial instruments
Financial instruments
Financial assets	2,826	2,367
Fair value | Restricted cash
Financial instruments
Financial assets	2,342
Fair value | Equity securities
Financial instruments
Financial assets	€ 4	€ 5